Financial risk management (Details) - Schedule of net loss or other comprehensive loss due to currency fluctuations - Dec. 31, 2022 $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
Schedule of Net Loss or Other Comprehensive Loss Due to Currency Fluctuations [Abstract]
Cash and cash equivalents	$ 87	$ 174
Trade and other receivables	38	592
Trade and other payables	$ 2,691	$ 12,089